MS P-1 06/15

SUPPLEMENT DATED JUNE 1, 2015

TO THE PROSPECTUS DATED MAY 1, 2015

OF

FRANKLIN MUTUAL SERIES FUNDS

 (Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Fund, Franklin Mutual Quest Fund, Franklin Mutual Shares Fund)

The prospectus is amended as follows:

I.  For the Franklin Mutual Global Discovery Fund, the “Fund Summary – Principle Investment Strategies” section, the fourth paragraph beginning on page 3 is revised as follows:

The Fund may invest substantially and potentially up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. The Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries.

II. For the “Fund Details – Principle Investment Policies and Practices” section, the fifth paragraph beginning on page 58 is revised as follows:

The Franklin Mutual Beacon and Franklin Mutual Shares Funds may invest a significant portion (up to 35%) of their assets in foreign securities, Franklin Mutual Quest Fund expects to invest a significant portion (up to 50%) of its assets in foreign securities and Franklin Mutual Global Discovery Fund may invest substantially and potentially up to 100% of its assets in foreign securities, which may include sovereign debt and participations in foreign government debt. The Franklin Mutual Global Discovery Fund presently does not intend to invest more than a portion (no more than 25%) of its assets in securities of issuers located in emerging market countries.

III. For the “Fund Details – Management” section beginning on page 102 is revised as follows:

Effective July 1, 2014, the Franklin Mutual Global Discovery Fund’s investment management fees became:

•         0.875% of the value of net assets up to and including $4 billion;

•         0.845% of the value of net assets over $4 billion, up to and including $7 billion;

•         0.825% of the value of net assets over $7 billion, up to and including $10 billion;

•         0.805% of the value of net assets over $10 billion, up to and including $13 billion;

•         0.785% of the value of net assets over $13 billion, up to and including $16 billion;

•         0.765% of the value of net assets over $16 billion, up to and including $19 billion;

•         0.745% of the value of net assets over $19 billion, up to and including $22 billion;

•         0.725% of the value of net assets over $22 billion, up to and including $25 billion; and

•         0.705% of the value of net assets in excess of $25 billion.

Effective July 1, 2015, the Franklin Mutual Global Discovery Fund’s investment management fees became:

•         0.875% of the value of net assets up to and including $4 billion;

•         0.845% of the value of net assets over $4 billion, up to and including $7 billion;

•         0.825% of the value of net assets over $7 billion, up to and including $10 billion;

•         0.805% of the value of net assets over $10 billion, up to and including $13 billion;

•         0.785% of the value of net assets over $13 billion, up to and including $16 billion;

•         0.765% of the value of net assets over $16 billion, up to and including $19 billion;

•         0.745% of the value of net assets over $19 billion, up to and including $22 billion;

•         0.725% of the value of net assets over $22 billion, up to and including $25 billion;

•         0.705% of the value of net assets over $25 billion, up to and including 28 billion; and

•         0.685% of the value of net assets in excess of $28 billion.

IV.  For the “Fund Details – Management” section beginning on page 103 is revised to add the following:

Manager of Managers Structure

Franklin Mutual and the Trust have received an exemptive order from the SEC that allows the Fund to operate in a “manager of managers” structure whereby Franklin Mutual, as the Fund’s investment manager, can appoint and replace both wholly-owned and unaffiliated sub-advisors, and enter into, amend and terminate sub-advisory agreements with such sub-advisors, each subject to board approval but without obtaining prior shareholder approval (the “Manager of Managers Structure”). The Fund will, however, inform shareholders of the hiring of any new sub-advisor within 90 days after the hiring. The SEC exemptive order provides the Fund with greater efficiency and without incurring the expense and delays associated with obtaining shareholder approval of sub-advisory agreements with such sub-advisors.

While there is no current intent for the Fund to operate in a Manager of Managers Structure, the use of the Manager of Managers Structure with respect to the Fund is subject to certain conditions that are set forth in the SEC exemptive order. Under the Manager of Managers Structure, Franklin Mutual has the ultimate responsibility, subject to oversight by the Fund’s board of trustees, to oversee sub-advisors and recommend their hiring, termination and replacement. Franklin Mutual will also, subject to the review and approval of the Fund’s board of trustees: set the Fund’s overall investment strategy; evaluate, select and recommend sub-advisors to manage all or a portion of the Fund’s assets; and implement procedures reasonably designed to ensure that each sub-advisor complies with the Fund’s investment goal, policies and restrictions. Subject to review by the Fund’s board of trustees, Franklin Mutual will allocate and, when appropriate, reallocate the Fund’s assets among sub-advisors and monitor and evaluate the sub-advisors’ performance.

Please keep this supplement with your prospectus for future reference.

MS SA-1 06/15

SUPPLEMENT DATED JUNE 1, 2015
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2015
OF
FRANKLIN MUTUAL SERIES FUNDS

 (Franklin Mutual Beacon Fund, Franklin Mutual European Fund, Franklin Mutual Financial Services Fund, Franklin Mutual Global Discovery Fund, Franklin Mutual International Fund, Franklin Mutual Quest Fund, Franklin Mutual Shares Fund)

The Statement of Additional Information is amended as follows:

I. Under the “Goals, Strategies and Risks – Fundamental Investment Policies” section beginning on page 2, the following is inserted after point number 5 under “The Fund may not:”:

6.  Purchase or sell physical commodities if, as a result, more than 5 percent of its total assets would be invested in physical commodities, unless such physical commodities are acquired as a result of ownership of securities or other instruments; provided that for this purpose currencies are not considered physical commodities, and that this restriction shall not prevent the Fund from (i) purchasing or selling securities or instruments of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments, or other derivative instruments; or (iii) purchasing or selling investments in securities or engaging in transactions in other instruments that are linked to or secured by physical or other commodities.

II. . Under the “Management and Other Services – Management fees” section, the following is inserted after paragraph six beginning on page 56:

Effective July 1, 2015, the Franklin Mutual Global Discovery Fund’s investment management fees became:

•         0.875% of the value of net assets up to and including $4 billion;

•         0.845% of the value of net assets over $4 billion, up to and including $7 billion;

•         0.825% of the value of net assets over $7 billion, up to and including $10 billion;

•         0.805% of the value of net assets over $10 billion, up to and including $13 billion;

•         0.785% of the value of net assets over $13 billion, up to and including $16 billion;

•         0.765% of the value of net assets over $16 billion, up to and including $19 billion;

•         0.745% of the value of net assets over $19 billion, up to and including $22 billion;

•         0.725% of the value of net assets over $22 billion, up to and including $25 billion;

•         0.705% of the value of net assets over $25 billion, up to and including 28 billion; and

•         0.685% of the value of net assets in excess of $28 billion.

Please keep this supplement with your Statement of Additional Information for future reference.